Expense Example, No Redemption {- Fidelity Advisor® Semiconductors Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Semiconductors Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Semiconductors Fund-Class A
Expense Example, No Redemption:
1 Year	$ 681
3 Years	905
5 Years	1,146
10 Years	1,838
Fidelity Advisor Semiconductors Fund-Class M
Expense Example, No Redemption:
1 Year	487
3 Years	775
5 Years	1,084
10 Years	1,960
Fidelity Advisor Semiconductors Fund-Class C
Expense Example, No Redemption:
1 Year	188
3 Years	582
5 Years	1,001
10 Years	2,169
Fidelity Advisor Semiconductors Fund - Class I
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	1,002
Class Z
Expense Example, No Redemption:
1 Year	69
3 Years	218
5 Years	379
10 Years	$ 847